Offsets	Aug. 26, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Oragenics, Inc.
Form or Filing Type	S-1
File Number	333-288225
Initial Filing Date	Jun. 23, 2025
Filing Date
Fee Offset Claimed	$ 496.70
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Shares of Series H Preferred Stock, no par value
Unsold Securities Associated with Fee Offset Claimed | shares	140,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 3,500,000
Fee Paid with Fee Offset Source
Termination / Withdrawal Statement	On June 23, 2025, the Registrant filed a Registration Statement on Form S-1 (File No. 333-288225) (the “Prior Registration Statement”). The Prior Registration Statement registered a maximum aggregate offering price of $20,000,000 of Units, consisting of Series H Preferred Stock and Series H Preferred Stock Warrants. The Prior Registration Statement also registered a maximum aggregate offering price of $20,000,000 for Series H Preferred Stock underlying the Series H Preferred Stock Warrants. The Series H Preferred Stock Warrants are exercisable into shares of Series H Preferred at $25.00 per share. The Company sold $16,500,000 Units and only $16,500,000 of the $20,000,000 registered Series H Preferred Warrants would be exercisable into Series H Preferred Stock. In accordance with Rule 457(p) under the Securities Act, the Registrant is using a portion of the unused filing fees associated with the Prior Registration Statement to offset the filing fee payable in connection with this filing.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Oragenics, Inc.
Form or Filing Type	S-1
File Number	333-288225
Filing Date	Jun. 23, 2025
Fee Paid with Fee Offset Source	$ 496.70